UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 98.0%
AUSTRALIA 13.4%
DIVERSIFIED 5.8%
BGP Holdings PLC (EUR)(a),(b)	4,151,319	$0
Dexus Property Group	2,287,923	1,705,552
GPT Group	5,037,194	3,044,011
Mirvac Group	1,799,912	2,667,642
Stockland	1,138,552	4,098,076
		11,515,281
INDUSTRIAL 1.1%
Goodman Group	3,549,428	2,082,318

OFFICE 1.7%
Commonwealth Property Office Fund	2,245,513	1,881,942
ING Office Fund	2,894,095	1,429,775
		3,311,717
RETAIL 4.8%
Westfield Group	774,596	9,498,544
TOTAL AUSTRALIA		26,407,860

AUSTRIA 1.1%
DIVERSIFIED 0.0%
CA Immobilien Anlagen AG(b)	3,813	49,325

RETAIL 1.1%
Atrium European Real Estate Ltd.(b)	301,336	2,165,112
TOTAL AUSTRIA		2,214,437

BERMUDA 0.6%
HOTEL
Orient-Express Hotels Ltd.	100,805	1,160,266

BRAZIL 1.4%
RESIDENTIAL 0.5%
MRV Engenharia e Participacoes SA	46,793	898,037

	Number
	of Shares	Value
RETAIL 0.9%
BR Malls Participacoes SA(b)	151,694	$1,789,571
TOTAL BRAZIL		2,687,608

CANADA 3.0%
DIVERSIFIED 0.3%
Canadian Real Estate Investment Trust	24,997	602,365

OFFICE 1.5%
Brookfield Properties Corp.	271,265	3,054,444

RESIDENTIAL 0.8%
Boardwalk REIT	42,767	1,539,876

RETAIL 0.4%
Primaris Retail REIT	54,554	774,502
TOTAL CANADA		5,971,187

FINLAND 0.8%
DIVERSIFIED
Citycon Oyj	122,110	518,200
Sponda Oyj(b)	249,155	988,068
		1,506,268
FRANCE 3.8%
DIVERSIFIED
Gecina SA	8,828	1,052,853
ICADE	8,543	915,102
Unibail-Rodamco	26,955	5,599,157
		7,567,112
GERMANY 0.1%
DIVERSIFIED
IVG Immobilien AG(b)	24,833	271,818

	Number
	of Shares	Value
HONG KONG 15.1%
DIVERSIFIED 11.5%
Agile Property Holdings Ltd.	603,000	$709,590
China Resources Land Ltd.	1,099,000	2,405,022
Glorious Property Holdings Ltd.(a),(b)	2,231,000	1,266,624
Hang Lung Properties Ltd.	667,000	2,465,733
Henderson Land Development Company Ltd.	438,261	2,816,162
Hysan Development Company Ltd.	516,600	1,299,824
New World Development Ltd.	931,000	1,982,116
Sun Hung Kai Properties Ltd.	664,912	9,814,896
		22,759,967
HOTEL 0.0%
Shangri-La Asia Ltd.	21,000	39,561

OFFICE 1.5%
Hongkong Land Holdings Ltd. (USD)	685,800	2,983,230

RESIDENTIAL 1.0%
China Overseas Land & Investment Ltd.	905,720	1,961,017

RETAIL 1.1%
Link REIT	987,654	2,179,197
TOTAL HONG KONG		29,922,972

JAPAN 12.4%
DIVERSIFIED 10.9%
Goldcrest Co., Ltd.	30,760	930,356
Kenedix Realty Investment Corp.	128	480,544
Mitsubishi Estate Co., Ltd.	463,000	7,282,972
Mitsui Fudosan Co., Ltd.	449,100	7,599,653
Nomura Real Estate Holdings	14,146	229,923
NTT Urban Development Corp.	533	489,269
Sumitomo Realty & Development Co., Ltd.	202,000	3,697,276
Tokyo Tatemono Co., Ltd.	189,000	924,313
		21,634,306

	Number
	of Shares	Value
OFFICE 0.7%
DA Office Investment Corp.	140	$460,090
Japan Prime Realty Investment Corp.	360	875,085
		1,335,175
RETAIL 0.8%
AEON Mall Co., Ltd.	67,200	1,399,174
Japan Retail Fund Investment Corp.	22	119,356
		1,518,530
TOTAL JAPAN		24,488,011

NETHERLANDS 0.7%
RETAIL
Corio NV	18,823	1,298,178

NORWAY 0.5%
OFFICE
Norwegian Property ASA(b)	535,011	903,093

SINGAPORE 2.5%
DIVERSIFIED 2.1%
CapitaLand Ltd.	1,005,000	2,654,030
Keppel Land Ltd.	726,600	1,413,328
		4,067,358
OFFICE 0.3%
CapitaCommercial Trust	917,000	677,017

RETAIL 0.1%
CapitaMall Trust	210,000	275,796
TOTAL SINGAPORE		5,020,171

SWEDEN 0.6%
DIVERSIFIED 0.3%
Castellum AB	34,321	332,313
Fabege AB(b)	54,380	319,820
		652,133

	Number of Shares	Value
OFFICE 0.3%
Wihlborgs Fastigheter AB	29,977	$555,779
TOTAL SWEDEN		1,207,912

UNITED KINGDOM 6.2%
DIVERSIFIED 3.6%
British Land Co., PLC	374,670	2,845,399
Hammerson PLC	283,420	1,785,974
Land Securities Group PLC	218,701	2,184,483
London & Stamford Property Ltd.	190,776	392,544
		7,208,401
INDUSTRIAL 0.9%
Segro PLC	305,302	1,793,102

OFFICE 1.2%
Derwent London PLC	71,406	1,392,234
Great Portland Estates PLC	207,679	878,546
		2,270,780
RESIDENTIAL 0.3%
Unite Group PLC	119,950	504,646

SELF STORAGE 0.2%
Big Yellow Group PLC(b)	72,361	433,664
TOTAL UNITED KINGDOM		12,210,593

UNITED STATES 35.8%
DIVERSIFIED 3.7%
Colonial Properties Trust	27,112	263,800
Cousins Properties	115,968	960,215
Forest City Enterprises	90,909	1,215,453
Vornado Realty Trust	75,404	4,856,772
		7,296,240

	Number of Shares	Value
HEALTH CARE 2.9%
Brookdale Senior Living	149,469	$2,709,873
HCP	102,801	2,954,501
		5,664,374
HOTEL 1.8%
Hospitality Properties Trust	48,614	990,267
Host Hotels & Resorts	225,840	2,658,137
		3,648,404
INDUSTRIAL 2.5%
ProLogis	418,923	4,993,562

OFFICE 5.1%
BioMed Realty Trust	98,982	1,365,952
Boston Properties	37,686	2,470,317
Brandywine Realty Trust	140,238	1,548,228
Kilroy Realty Corp.	62,237	1,726,454
Liberty Property Trust	44,932	1,461,638
SL Green Realty Corp.	33,280	1,459,328
		10,031,917
OFFICE/INDUSTRIAL 0.7%
PS Business Parks	28,404	1,457,693

RESIDENTIAL 5.2%
Apartment Investment & Management Co.	98,814	1,457,506
AvalonBay Communities	13,124	954,508
Education Realty Trust	59,264	351,436
Equity Lifestyle Properties	17,042	729,227
Equity Residential	159,778	4,905,185
Post Properties	106,017	1,908,306
		10,306,168
RETAIL 9.4%
Developers Diversified Realty Corp.	221,243	2,044,285
Glimcher Realty Trust	115,869	425,239
Inland Real Estate Corp.	90,809	795,487

	Number of Shares	Value
Kimco Realty Corp.	122,867	$1,602,186
Macerich Co.	82,706	2,508,473
Simon Property Group	137,729	9,562,525
Weingarten Realty Investors	82,847	1,650,312
		18,588,507
SELF STORAGE 3.9%
Public Storage	79,312	5,967,435
Sovran Self Storage	40,743	1,239,809
U-Store-It Trust	83,190	519,938
		7,727,182
SPECIALTY 0.6%
DuPont Fabros Technology	87,096	1,160,989
TOTAL UNITED STATES		70,875,036
TOTAL COMMON STOCK (Identified cost—$151,950,613)		193,712,522

Number of Rights
RIGHTS 0.0%
UNITED KINGDOM
Unite Group PLC (a),(b) expire 10/2/09 (Identified cost—$0)	21,809	3,924

	Number of Shares
SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(c)	1,600,054	1,600,054
Federated US Treasury Cash Reserves Fund, 0.001%(c)	2,800,000	2,800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,400,054)		4,400,054

		Value

TOTAL INVESTMENTS (Identified cost—$156,350,667)	100.2%	$198,116,500

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%	(383,668)

NET ASSETS	100.0%	$197,732,832

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)   Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.6% of net assets of the Fund.

(b)   Non-income producing security.

(c)   Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Hong Kong	$29,922,972	$28,656,348	$1,266,624	—
Common Stock — All Other Countries	163,789,550	163,789,550	—	—
Money Market Funds	4,400,054	—	4,400,054	—
Rights — United Kingdom	3,924	—	3,924	—
Total Investments	$198,116,500	$192,445,898	$5,670,602	—

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 2. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$42,632,307
Gross unrealized depreciation	(866,474)
Net unrealized appreciation	$41,765,833

Cost for federal income tax purposes	$156,350,667

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derchin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009